Impairment - Schedule of Cash Flow Projections Used to Measure the Value in Use of CGUs (Detail) - Property, plant and equipment and intangible assets [member]	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of information for individual asset or cash-generating unit with significant amount of property plant and equipment and intangible assets [line items]
Average Brent (US$/bbl)	73.00%	71.00%	70.00%
Average Brazilian Real (excluding inflation ) - Real /U.S. dollar exchange rate	3.37	3.40	3.36
2017 [member]
Disclosure of information for individual asset or cash-generating unit with significant amount of property plant and equipment and intangible assets [line items]
Average Brent (US$/bbl)			48.00%
Average Brazilian Real (excluding inflation ) - Real /U.S. dollar exchange rate			3.46
2018 [Member]
Disclosure of information for individual asset or cash-generating unit with significant amount of property plant and equipment and intangible assets [line items]
Average Brent (US$/bbl)		53.00%	56.00%
Average Brazilian Real (excluding inflation ) - Real /U.S. dollar exchange rate		3.44	3.54
2019 [member]
Disclosure of information for individual asset or cash-generating unit with significant amount of property plant and equipment and intangible assets [line items]
Average Brent (US$/bbl)	66.00%	58.00%	68.00%
Average Brazilian Real (excluding inflation ) - Real /U.S. dollar exchange rate	3.64	3.47	3.48
2020 [member]
Disclosure of information for individual asset or cash-generating unit with significant amount of property plant and equipment and intangible assets [line items]
Average Brent (US$/bbl)	67.00%	66.00%	71.00%
Average Brazilian Real (excluding inflation ) - Real /U.S. dollar exchange rate	3.56	3.47	3.42
2021 [member]
Disclosure of information for individual asset or cash-generating unit with significant amount of property plant and equipment and intangible assets [line items]
Average Brent (US$/bbl)	72.00%	70.00%
Average Brazilian Real (excluding inflation ) - Real /U.S. dollar exchange rate	3.50	3.46
After 2021 [member]
Disclosure of information for individual asset or cash-generating unit with significant amount of property plant and equipment and intangible assets [line items]
Average Brent (US$/bbl)			71.00%
Average Brazilian Real (excluding inflation ) - Real /U.S. dollar exchange rate			3.38
2022 [member]
Disclosure of information for individual asset or cash-generating unit with significant amount of property plant and equipment and intangible assets [line items]
Average Brent (US$/bbl)	75.00%
Average Brazilian Real (excluding inflation ) - Real /U.S. dollar exchange rate	3.46
After 2022 [member]
Disclosure of information for individual asset or cash-generating unit with significant amount of property plant and equipment and intangible assets [line items]
Average Brent (US$/bbl)		73.00%
Average Brazilian Real (excluding inflation ) - Real /U.S. dollar exchange rate		3.49
After 2023 [member]
Disclosure of information for individual asset or cash-generating unit with significant amount of property plant and equipment and intangible assets [line items]
Average Brent (US$/bbl)	75.00%
Average Brazilian Real (excluding inflation ) - Real /U.S. dollar exchange rate	3.44